ACCOUNTS RECEIVABLE, NET - Accounts receivable of group (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Accounts receivable-trade	$ 155,299	946,843	821,826
Less: Allowance for doubtful accounts	(10,693)	(65,197)	(38,602)
Accounts receivable, net	144,606	881,646	783,224
Movement of allowance for doubtful accounts
Beginning at January 1	(6,142)	(38,602)	(21,404)
Provided during the year	(4,561)	(26,656)	(17,219)
Less: Written off during the year	10	61	21
Balance at December 31	$ (10,693)	(65,197)	(38,602)